[P-I-C PINNACLE LOGO]             BALANCED FUND
                                   GROWTH FUND
                            SMALL COMPANY GROWTH FUND


ANNUAL REPORT
OCTOBER 31, 1997

 [P-I-C PINNACLE LOGO]             MESSAGE TO SHAREHOLDERS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND


Dear Shareholder,

The following are interviews with the members of the investment team at Provident Investment Counsel. We hope this will provide you additional information and insight to the investment management process and performance for your P-I-C Mutual Fund. In addition to the information in this Annual Report, we will be sending the regular quarterly update along with your statement.

Thank you for your continued confidence in Provident Investment Counsel.



P-I-C PINNACLE BALANCED FUND

QUESTION: How did the P-I-C Pinnacle Balanced Fund perform relative to the overall markets during the fiscal year ended October 31, 1997?

ANSWER: The Lipper Balanced Fund Index, a group of several hundred balanced mutual funds, rose 20.10% for the fiscal year and 16.17% from January 1, 1997 through October 31, while the Fund's total returns were 21.76% and 20.02% in the same periods.

QUESTION: What is the allocation between stocks and bonds currently and are there any plans to make any changes?

ANSWER: The current allocation as of December 5th was 71.3% equities and 28.7% bonds and cash equivalents. The current allocation reflects our generally positive outlook for the domestic equity market and the U.S. economy. As always, we believe over the long haul equities will outperform fixed-income securities and thus the Fund will maintain a greater exposure to stocks over time.

QUESTION: How is the fixed income segment of the Fund structured and what is the outlook for the bond market in the near future?

ANSWER: The fixed income portion of the Fund has a 70% weighting in U.S. government securities and 30% in corporate issues. This structure has helped the Fund's performance recently as global market concerns have increased demand for U.S. securities. The duration of the bonds in the Fund is equal to that of the Lehman Brothers Corporate/Government Bond Index.

The Federal Reserve appears to be faced with a dilemma. Under normal circumstances, the continued strong domestic economic growth could have

 [P-I-C PINNACLE LOGO]             MESSAGE TO SHAREHOLDERS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND


prompted additional preemptive tightening of monetary policy. However monetary policy has been placed on "temporary hold" until the impact of the recent turmoil in the Southeast Asian economies can be evaluated. We expect to maintain our market neutral policy until we see signs of improvement in both the corporate markets and the global economy.



P-I-C PINNACLE GROWTH FUND

QUESTION: How did the P-I-C Pinnacle Growth Fund perform relative to the overall markets during the fiscal year ended October 31, 1997?

ANSWER: The Lipper Growth Fund Index rose 28.03% for the fiscal year and 21.46% from January 1, through October 31, 1997 while the Fund's total returns were 26.31% and 24.16% in the same periods.

QUESTION: What are some of the sectors and holdings that have helped the Fund's performance significantly during the year?

ANSWER: Once again the technology and communications sectors have been strong throughout 1997 with market leaders such as Microsoft, Ericsson, Lucent Technologies and Compaq Computer leading the way. Pharmaceutical company holdings such as Pfizer, Warner Lambert and Eli Lilly have also posted significant gains along with medical device companies Medtronic and recent purchase Guidant. The financial services sector posted another strong year of performance with the help of moderate inflation and a relatively stable interest rate environment.

QUESTION: What is the outlook for the Fund and broad market in the months ahead?

ANSWER: Going forward, we expect market volatility to continue to be an issue as investors calm their fears and return their focus back on the strong underlying fundamentals of the US economy. We look for the leadership in the equity markets to come from a broad market as the ability of the "nifty-fifty" multi-national corporations to meet investor expectations may be somewhat restrained by their large exposure to overseas economies and, specifically, the Asia-Pacific region. Therefore, looking to 1998 we expect investors to selectively shift towards those companies with the ability to sustain superior sales and earnings growth despite international concerns.

 [P-I-C PINNACLE LOGO]             MESSAGE TO SHAREHOLDERS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND


P-I-C PINNACLE SMALL COMPANY GROWTH FUND

QUESTION: How did the P-I-C Pinnacle Small Company Growth Fund perform relative to the broad market during the fiscal year ended October 31, 1997?

ANSWER: The Lipper Small Company Fund Index rose 17.75% for the fiscal year and 15.14% from January 1, 1997 through October 31, while the Fund's total returns were 4.56% and 4.03% in the same periods.

QUESTION: The past year has been the most volatile period to date for small company growth stocks. What has caused this volatility?

ANSWER: As we have discussed in prior reports, the calendar year 1997 began with investor concerns surrounding interest rates, a strong dollar and the predictability of corporate earnings going forward. These concerns led investors away from smaller capitalization stocks to larger, more liquid issues. After the end of the first quarter investors were reassured by positive earnings reports along with the realization that valuation levels of smaller issues relative to large cap stocks, were at or near the troughs of 1990. These compelling valuations and "reassuring" earnings reports caused an investor rotation back to smaller issues. Looking forward, these positive fundamentals combined with excellent valuations of small and mid-sized companies relative to large companies bodes well for the Fund.

QUESTION: Why have we seen such a significant performance differential between small cap value and small cap growth stocks over the last year?

ANSWER: Small company growth issues bore the brunt of the investor sentiment during the first quarter of 1997. Many issues saw more than double digit percentage declines without any change in company fundamentals. Small company value issues were less affected in the first quarter and have also benefited by a strong economy with relatively low interest rates. In general the high-growth, high-multiple issues have not been rewarded this year. For example, the Fund has been over-weighted in software vs. hardware technology companies. Investors have favored the more highly-leveraged hardware companies as opposed to higher-quality, high-growth software companies. In addition, with the concerns and uncertainties that surround the Asian situation, investors have favored low P/E, less-aggressive companies that have more of a value tilt.

 [P-I-C PINNACLE LOGO]             MESSAGE TO SHAREHOLDERS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND


          PIC BALANCED PORTFOLIO (equity portion) vs. S&P 500 INDEX*


                              3 Year Earnings   3 Year Dividend
                3 Year Sales     Per Share         Per Share      Pretax   Return on
                   Growth         Growth            Growth        Margin     Equity    Reinvest. Rate
Superiority         4.1X           1.7X              2.8X          1.6X       1.4X          1.9X
  Factor

PIC                24.8%          27.0%             16.2%         17.2%      25.0%         21.0%
S&P 500 Index       6.0%          15.5%              5.7%         10.7%      17.5%         10.8%

*As of 10/31/97



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 P-I-C PINNACLE BALANCED FUND AND S & P 500 AND
                          LIPPER BALANCED FUND INDEXES.


C Pinnacle Balanced Fund        S&P 500 Balanced Fund
   06/30/92      10,000            10,000       10,000
   10/31/92      10,820            10,300       10,257
   04/30/93      10,785            11,000       11,057
   10/31/93      11,697            11,900       11,908
   04/30/94      10,996            11,600       11,576
   10/31/94      11,606            12,400       11,835
   04/30/95      11,697            13,600       12,606
   10/31/95      13,851            15,600       13,916
   04/30/96      14,371            17,800       14,999
   10/31/96      15,507            19,400       15,932
   04/30/97      16,400            22,216       17,039
   10/31/97      18,882            26,687       19,134

                 Average Annual Total Return
                 One Year    Since Inception
                  21.76%          12.51%


Past performance is not predictive of future performance.

 [P-I-C PINNACLE LOGO]             MESSAGE TO SHAREHOLDERS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND

                 PIC GROWTH EQUITY PORTFOLIO vs. S&P 500 INDEX*

                              3 Year Earnings   3 Year Dividend
                3 Year Sales     Per Share         Per Share      Pretax   Return on
                   Growth         Growth            Growth        Margin     Equity    Reinvest. Rate
Superiority         4.1X           1.7X              2.8X          1.6X       1.4X          1.9X
  Factor

PIC                24.8%          27.0%             16.2%         17.2%      25.0%         21.0%
S&P 500 Index       6.0%          15.5%              5.7%         10.7%      17.5%         10.8%

*As of 10/31/97


          COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN P-I-C
                PINNACLE GROWTH FUND AND THE S & P 500 INDEX.

PIC Pinnacle Growth Fund        S&P 500
   07/31/92      10,000            10,000
   10/31/92      10,810            10,300
   04/30/93      10,340            11,000
   10/31/93      11,590            11,900
   04/30/94      10,930            11,600
   10/31/94      11,680            12,400
   04/30/95      11,680            13,600
   10/31/95      14,210            15,600
   04/30/96      14,830            17,800
   10/31/96      16,190            19,400
   04/30/97      17,429            22,216
   10/31/97      20,449            26,687

                 Average Annual Total Return
                 One Year    Since Inception
                  26.31%          14.19%



Past performance is not predictive of future performance.

Performance results reflect the total returns of the P-I-C Growth Fund (included in another report) managed by Provident Investment Counsel prior to the effective date of the Fund's registration statements, which was 2/3/97. P-I-C Growth Fund returns are restated to reflect all fees and expenses applicable to the P-I-C Pinnacle Growth Fund.

 [P-I-C PINNACLE LOGO]             MESSAGE TO SHAREHOLDERS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND

                PIC SMALL CAP PORTFOLIO vs. RUSSELL 2000 GROWTH*

                                3 Year Earnings
                  3 Year Sales     Per Share        Pretax   Return on
                     Growth         Growth          Margin    Equity    Reinvest. Rate
Superiority           1.5X           1.4X            1.1X       1.1X          1.2X
  Factor

PIC                  41.1%          41.3%           16.8%      19.1%         19.3%
Russell 2000 Growth  28.2%          29.6%           15.0%      18.0%         16.7%

*As of 10/31/97


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  P-I-C PINNACLE SMALL COMPANY GROWTH FUND AND
                         THE RUSSELL 2000 GROWTH INDEX.


             PIC Pinnacle        Russell 2000
   10/01/93      10,000            10,000
   10/31/93      10,167            10,300
   04/30/94       9,447             9,900
   10/31/94       9,995            10,200
   04/30/95      10,423            10,700
   10/31/95      14,403            12,300
   04/30/96      18,562            14,900
   10/31/96      17,767            13,900
   04/30/97      14,655            12,916
   10/31/97      18,577            16,879


                 Average Annual Total Return
                 One Year    Since Inception
                   4.56%          16.35%


Past performance is not predictive of future performance.

Performance results reflect the total returns of the P-I-C Small Cap Growth Fund (included in another report) managed by Provident Investment Counsel prior to the effective date of the Fund's registration statements, which was 2/3/97. P-I-C Small Cap Growth Fund returns are restated to reflect all fees and expenses applicable to the P-I-C Pinnacle Small Company Growth Fund.

 [P-I-C PINNACLE LOGO]             STATEMENTS OF ASSETS AND LIABILITIES
     BALANCED FUND                 as of October 31, 1997
      GROWTH FUND
SMALL COMPANY GROWTH FUND


                                                                              PINNACLE
                                                PINNACLE      PINNACLE      SMALL COMPANY
                                             BALANCED FUND   GROWTH FUND     GROWTH FUND
========================================================================================
ASSETS
----------------------------------------------------------------------------------------
Investment in Portfolios, at value            $35,383,337    $ 2,153,087     $ 3,083,885
Cash                                                   --         36,917          26,312
Receivables:
  Fund shares sold                                 28,168          8,770           2,969
Prepaid expenses                                   10,570          2,006           2,827
----------------------------------------------------------------------------------------
Total assets                                   35,422,075      2,200,780       3,115,993

========================================================================================
LIABILITIES
----------------------------------------------------------------------------------------
Payables:
  For investments purchased in Portfolios          28,168          8,770           2,969
  To Provident Investment Counsel, Inc.            12,081         18,900          11,935
  Deferred Trustees' compensation (Note 3)         11,185          3,325           3,290
Accrued expenses                                   27,583         19,373          17,765
----------------------------------------------------------------------------------------
Total liabilities                                  79,017         50,368          35,959

========================================================================================
NET ASSETS
----------------------------------------------------------------------------------------
Applicable to 2,279,091, 187,980 and
  295,534 shares of beneficial interest
  outstanding, respectively                   $35,343,058    $ 2,150,412     $ 3,080,034

========================================================================================
NET ASSET VALUE
  PER SHARE                                   $     15.51    $     11.44     $     10.42
----------------------------------------------------------------------------------------

========================================================================================
SOURCE OF NET ASSETS
----------------------------------------------------------------------------------------
Paid-in capital                               $28,129,404    $ 2,090,651     $ 3,091,333
Undistributed (accumulated)
  net investment income (loss)                     26,026         (4,736)         (8,545)
Undistributed (accumulated) net
  realized gain (loss) on investments           2,283,781        (11,823)        (57,494)
Net unrealized appreciation
  on investments                                4,903,847         76,320          54,740

========================================================================================
NET ASSETS                                    $35,343,058    $ 2,150,412     $ 3,080,034
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

 [P-I-C PINNACLE LOGO]             STATEMENTS OF OPERATIONS
     BALANCED FUND                 Year ended October 31, 1997
      GROWTH FUND
SMALL COMPANY GROWTH FUND


                                                                                 PINNACLE
                                                PINNACLE         PINNACLE     SMALL COMPANY
                                             BALANCED FUND     GROWTH FUND*    GROWTH FUND*
===========================================================================================
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Net investment income (loss)
  from Portfolios                             $   345,592     $    (2,062)    $    (4,437)

===========================================================================================
Expenses:
-------------------------------------------------------------------------------------------
  Administration fees (Note 3)                     67,139          12,329          13,293
  Distribution fees (Note 4)                       18,689           1,910           1,867
  Trustees' fees                                   13,507           6,408           6,373
  Audit fee                                        10,300          10,301          10,301
  Legal fee                                         2,710             970           2,049
  Transfer agent's fee                             19,198           8,427          15,699
  Custody and accounting services fee               6,000           4,500           4,500
  Report to shareholders                            8,902           4,699           4,699
  Registration fees                                 5,000          15,000          15,000
  Amortization of organization costs                4,538              --              --
  Miscellaneous                                     5,001           4,000           5,000
-------------------------------------------------------------------------------------------
  Total expenses                                  160,984          68,544          78,781
  Less, reimbursement/waiver by Provident
    Investment Counsel, Inc. (Note 3)             (97,063)        (65,870)        (74,673)
-------------------------------------------------------------------------------------------
  Net expenses                                     63,921           2,674           4,108
===========================================================================================
Net investment income (loss)                      281,671          (4,736)         (8,545)
===========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
-------------------------------------------------------------------------------------------
  Net realized gain (loss)
    on investments                              2,294,629         (11,823)        (57,494)
  Change in net unrealized appreciation
    on investments                              2,395,328          76,320          54,740
-------------------------------------------------------------------------------------------
Net gain (loss) on investments                  4,689,957          64,497          (2,754)
===========================================================================================
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                               $ 4,971,628     $    59,761     $   (11,299)
-------------------------------------------------------------------------------------------

*February 3, 1997 (commencement of operations) through October 31, 1997.

See Notes to Financial Statements.

 [P-I-C PINNACLE LOGO]             STATEMENTS OF CHANGES IN NET ASSETS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND



                                                            PINNACLE
                                                         BALANCED FUND
============================================================================
INCREASE (DECREASE) IN NET ASSETS
                                                               Year
                                                              ended
From operations:                                        October 31, 1997
----------------------------------------------------------------------------
  Net investment income (loss)                            $    281,671
  Net realized gain (loss) on investments                    2,294,629
  Change in net unrealized appreciation on investments       2,395,328
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                               4,971,628
============================================================================
Distributions to shareholders:
  From net investment income                                  (266,681)
  From net realized capital gains                             (953,528)
----------------------------------------------------------------------------
  Total distributions to shareholders                       (1,220,209)
============================================================================
Transactions in shares of beneficial interest:
  Purchases of 1,532,116, 66,463, 206,342 and
    317,026 shares, respectively                            21,373,253
  Value of 91,290, 58,018, 0 and 0 shares
    issued in payment of dividends, respectively             1,218,899
  Redemptions of 269,095, 147,233, 18,362 and
    21,492 shares, respectively                             (3,868,717)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from share transactions                       18,723,435
============================================================================
Total increase in net assets                                22,474,854
============================================================================
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                         12,868,204
----------------------------------------------------------------------------
End of period                                             $ 35,343,058
----------------------------------------------------------------------------

*Commencement of operations.

See Notes to Financial Statements.

                                              PINNACLE
     PINNACLE            PINNACLE          SMALL COMPANY
  BALANCED FUND        GROWTH FUND          GROWTH FUND
==========================================================

       Year         February 3, 1997*    February 3, 1997*
      ended             through                 through
October 31, 1996    October 31, 1997     October 31, 1997
----------------------------------------------------------
  $    130,014        $     (4,736)        $     (8,545)
       955,355             (11,823)             (57,494)
       375,579              76,320               54,740
----------------------------------------------------------

     1,460,948              59,761              (11,299)
==========================================================

      (130,077)                 --                   --
      (595,121)                 --                   --
----------------------------------------------------------
      (725,198)                 --                   --
==========================================================


       853,581           2,304,894            3,331,267

       717,579                  --                   --

    (1,983,749)           (214,243)            (239,934)
----------------------------------------------------------

      (412,589)          2,090,651            3,091,333
==========================================================
       323,161           2,150,412            3,080,034
==========================================================

----------------------------------------------------------
    12,545,043                  --                   --
----------------------------------------------------------
  $ 12,868,204        $  2,150,412         $  3,080,034
----------------------------------------------------------

 [P-I-C PINNACLE LOGO]             FINANCIAL HIGHLIGHTS
     BALANCED FUND
      GROWTH FUND
SMALL COMPANY GROWTH FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

==================================================================================================


                                                       PINNACLE BALANCED FUND
--------------------------------------------------------------------------------------------------
                                               Year                Year                 Year
                                              ended               ended                ended
                                         Oct. 31, 1997       Oct. 31, 1996        Oct. 31, 1995
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $13.91              $13.24              $11.24
--------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                 .16                 .14                 .15
    Net realized and unrealized gain
        (loss) on investments                   2.64                1.34                2.00
--------------------------------------------------------------------------------------------------
Total from investment operations                2.80                1.48                2.15
--------------------------------------------------------------------------------------------------
Less distributions to shareholders:
    From net investment income                  (.16)               (.14)               (.15)
    From net realized capital gains            (1.04)               (.67)                .00
--------------------------------------------------------------------------------------------------
Total distributions to shareholders            (1.20)               (.81)               (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.51              $13.91              $13.24
==================================================================================================
Total return                                   21.76%              11.96%              19.35%
==================================================================================================
Ratios/supplemental data:

Net assets, end of period (millions)          $ 35.3              $ 12.9              $ 12.5
--------------------------------------------------------------------------------------------------
Ratios to average net assets:##
    Expenses                                    1.05%**             1.05%**             1.05%**
    Net investment income (loss)                1.10%               1.05%               1.32%
--------------------------------------------------------------------------------------------------

*Commencement of operations.

## Net of expense reimbursements.

**Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from P-I-C Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.43%, 1.72%, 2.32%, 2.87% and 7.44%, respectively.

++Annualized.

See Notes to Financial Statements.

===============================================================================
                                                                  PINNACLE
                   PINNACLE                    PINNACLE        SMALL COMPANY
                 BALANCED FUND               GROWTH FUND         GROWTH FUND
-------------------------------------------------------------------------------
          Year                Year        February 3, 1997*   February 3, 1997*
         ended               ended              through            through
    Oct. 31, 1994       Oct. 31, 1993       Oct. 31, 1997       Oct. 31, 1997
-------------------------------------------------------------------------------
        $11.48              $10.82              $10.00              $10.00
-------------------------------------------------------------------------------

           .15                 .18                (.03)               (.03)

          (.24)                .69                1.47                 .45
-------------------------------------------------------------------------------
          (.09)                .87                1.44                 .42
-------------------------------------------------------------------------------

          (.15)               (.21)                .00
           .00                 .00                 .00                 .00
-------------------------------------------------------------------------------
          (.15)               (.21)                .00                 .00
-------------------------------------------------------------------------------
        $11.24              $11.48              $11.44              $10.42
===============================================================================
          (.78%)              8.10%              14.40%+              4.20%+
===============================================================================


        $  9.1              $  6.7              $  2.2              $  3.1
-------------------------------------------------------------------------------

          1.05%**             1.05%**           1.35%++o            1.55%++#
          1.37%               1.79%              (0.62%)++           (1.14%)++
-------------------------------------------------------------------------------

o Includes the Fund's share of expenses allocated from P-I-C Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 9.97%.

# Includes the Fund's share of expenses allocated from P-I-C Small Cap. Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Small Cap. Portfolio, had not been made, the ratio of expenses to average net assets would have been 11.55%.

+ Not annualized.

  [P-I-C PINNACLE LOGO]              NOTES TO FINANCIAL STATEMENTS
      BALANCED FUND
       GROWTH FUND
 SMALL COMPANY GROWTH FUND



1 - ORGANIZATION

     P-I-C Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers six separate series: P-I-C Pinnacle Balanced Fund (formerly P-I-C Institutional Balanced Fund), P-I-C Growth Fund (formerly P-I-C Institutional Growth Fund), P-I-C Pinnacle Growth Fund, P-I-C Small Company Growth Fund (formerly P-I-C Institutional Small Cap. Fund), P-I-C Pinnacle Small Company Growth Fund, and P-I-C Small Cap. Growth Fund (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the P-I-C Growth Fund, P-I-C Small Company Growth Fund and P-I-C Small Cap. Growth Fund are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolio, daily on their investments in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

  [P-I-C PINNACLE LOGO]           NOTES TO FINANCIAL STATEMENTS, CONTINUED
      BALANCED FUND
       GROWTH FUND
 SMALL COMPANY GROWTH FUND


C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES

     The Trust, has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

     P-I-C has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:


      Pinnacle Balanced Fund                              1.05%
      Pinnacle Growth Fund                                1.35%
      Pinnacle Small Company Growth Fund                  1.55%

     The percentages are based on the Funds' average net assets. Fees waived and expenses reimbursed by PIC for the year ended October 31, 1997, were as follows:

                                                       Waived         Reimbursed
                                                        Fees           Expenses
                                                        ----           --------
Pinnacle Balanced Fund                                $51,137          $45,926
Pinnacle Growth Fund                                    1,029           64,841
Pinnacle Small Company Growth Fund                      1,993           72,680

  [P-I-C PINNACLE LOGO]           NOTES TO FINANCIAL STATEMENTS, CONTINUED
      BALANCED FUND
       GROWTH FUND
 SMALL COMPANY GROWTH FUND


     ICAC receives an annual fee for its services of $15,000 from each of the Funds.

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - DISTRIBUTION PLAN

     The Trust, on behalf of the Pinnacle Growth and Pinnacle Small Company Growth Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. On February 19, 1997, shareholders of the Pinnacle Balanced Fund approved its adoption of the 12b-1 Plan. The 12b-1 Plan provides that each Fund will pay a fee to the Distributor at an annual rate of 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution of Funds' shares.


5 - INVESTMENT TRANSACTIONS

     Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 1997, were as follows:

                                                  Additions           Reductions
                                                  ---------           ----------
Pinnacle Balanced Fund                           $21,447,800         $ 3,968,315
Pinnacle Growth Fund                               2,304,895             214,243
Pinnacle Small Company Growth Fund                 3,331,267             240,191

  [P-I-C PINNACLE LOGO]           NOTES TO FINANCIAL STATEMENTS, CONTINUED
      BALANCED FUND
       GROWTH FUND
 SMALL COMPANY GROWTH FUND


     For Federal income tax purposes, the Pinnacle Growth Fund has capital loss carryforwards of $10,163 as of October 31, 1997 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gain distributions will be made. The carryforwards expire as follows:
October 31, 2005 - $10,163.

     For Federal income tax purposes, the Pinnacle Small Company Growth Fund has capital loss carryforwards of $55,777 as of October 31, 1997 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gain distributions will be made. The carryforwards expire as follows:
October 31, 2005 - $55,777.


6 - DIVIDEND DECLARATION

     On December 1, 1997, the Board of Trustees of Pinnacle Balanced Fund declared a dividend from net investment income of $0.046 per share, a dividend of $0.013 per share from short-term capital gains and a dividend of $0.997 per share from long-term capital gains payable on December 3, 1997 to shareholders of record December 1, 1997 and ex-dividend as of December 2, 1997.

  [P-I-C PINNACLE LOGO]                INDEPENDENT AUDITOR'S REPORT
      BALANCED FUND
       GROWTH FUND
 SMALL COMPANY GROWTH FUND


To the Board of Trustees of
     P-I-C Investment Trust
     and the Shareholders of
         P-I-C Pinnacle Balanced Fund
         P-I-C Pinnacle Growth Fund
         P-I-C Pinnacle Small Company Growth Fund

We have audited the accompanying statements of assets and liabilities as of October 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated of P-I-C Pinnacle Balanced Fund (formerly P-I-C Institutional Balanced
Fund), P-I-C Pinnacle Growth Fund and P-I-C Pinnacle Small Company Growth Fund. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of P-I-C Pinnacle Balanced Fund, P-I-C Pinnacle Growth Fund and P-I-C Pinnacle Small Company Growth Fund as of October 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                                McGladrey & Pullen, LLP

New York, New York
December 5, 1997

P-I-C                           STATEMENT OF NET ASSETS
BALANCED                        as of October 31, 1997
PORTFOLIO

====================================================================================
                                                                       Percentage of
EQUITY SECURITIES - 69.9%                      Shares         Value      Net Assets
------------------------------------------------------------------------------------
BANKS - 1.8%
------------------------------------------------------------------------------------
State Street Corp.                             10,700      $ 596,525        1.7%
Synovus Financial Corp.                           600         13,050        0.1%
------------------------------------------------------------------------------------
         Total Banks                                         609,575        1.8%
====================================================================================
BEVERAGE/FOOD - 0.5%
------------------------------------------------------------------------------------
PepsiCo., Inc.                                  4,000        147,250        0.4%
Tricon Global Restaurants, Inc.*                  400         12,125        0.1%
------------------------------------------------------------------------------------
         Total Beverage/Food                                 159,375        0.5%
====================================================================================
BUSINESS INFORMATION SERVICES - 0.9%
------------------------------------------------------------------------------------
Paychex, Inc.                                   8,275        315,484        0.9%
====================================================================================
BUSINESS SERVICES - 0.5%
------------------------------------------------------------------------------------
Danka Business Systems, PLC,
   Sponsored ADR                                4,600        170,200        0.5%
====================================================================================
COMPUTER SERVICES - 0.5%
------------------------------------------------------------------------------------
Sungard Data Systems, Inc.*                     7,200        170,100        0.5%
====================================================================================
COMPUTER SOFTWARE - 5.0%
------------------------------------------------------------------------------------
Microsoft Corp.*                               13,568      1,763,840        5.0%
====================================================================================
COSMETICS - 1.5%
------------------------------------------------------------------------------------
The Gillette Company                            6,050        538,828        1.5%
====================================================================================
CREDIT AND FINANCE - 5.2%
------------------------------------------------------------------------------------
Associates First Capital Corp.                  6,300        400,837        1.1%
Household International, Inc.                   4,300        486,975        1.4%
MBNA Corp.                                     35,899        944,592        2.7%
------------------------------------------------------------------------------------
         Total Credit and Finance                          1,832,404        5.2%

P-I-C                           STATEMENT OF NET ASSETS
BALANCED                        as of October 31, 1997
PORTFOLIO

====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                   Shares         Value      Net Assets
------------------------------------------------------------------------------------
DISCOUNTS - 2.8%
------------------------------------------------------------------------------------
Costco Companies, Inc.*                        11,700      $ 450,450        1.2%
Dollar General Corp.                           16,750        553,797        1.6%
------------------------------------------------------------------------------------
         Total Discount                                    1,004,247        2.8%
====================================================================================
DIVERSIFIED MANUFACTURING - 1.9%
------------------------------------------------------------------------------------
Tyco International Ltd.                        17,600        664,400        1.9%
====================================================================================
DRUGS - 12.4%
------------------------------------------------------------------------------------
Elan Corp., PLC ADR*                            9,400        468,825        1.3%
Lilly (Eli) & Co.                              23,600      1,578,250        4.5%
Pfizer, Inc.                                   12,800        905,600        2.6%
Warner-Lambert Co.                             10,200      1,460,512        4.0%
------------------------------------------------------------------------------------
         Total Drugs                                       4,413,187       12.4%
====================================================================================
ELECTRIC COMPONENTS/SEMICONDUCTORS - 2.0%
------------------------------------------------------------------------------------
Texas Instruments, Inc.                         6,500        693,469        2.0%
====================================================================================
ELECTRICAL EQUIPMENT/PERIPHERY - 4.1%
------------------------------------------------------------------------------------
Compaq Computer, Inc.                          15,350        978,563        2.7%
Dell Computer Corp.*                            6,100        488,762        1.4%
------------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery              1,467,325        4.1%
====================================================================================
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                      7,600        196,175        0.6%
====================================================================================
INSURANCE - 2.9%
------------------------------------------------------------------------------------
American International Group, Inc.              6,343        647,382        1.8%
MGIC Investment Corp.                           6,600        398,063        1.1%
------------------------------------------------------------------------------------
         Total Insurance                                   1,045,445        2.9%

P-I-C                           STATEMENT OF NET ASSETS
BALANCED                        as of October 31, 1997
PORTFOLIO

====================================================================================
                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                   Shares         Value      Net Assets
------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS - 2.4%
Medtronic, Inc.                                19,400      $ 843,900        2.4%
====================================================================================
MISCELLANEOUS - 1.0%
------------------------------------------------------------------------------------
AES Corp.*                                      9,200        364,550        1.0%
====================================================================================
MORTGAGE AND RELATED SERVICES - 2.4%
------------------------------------------------------------------------------------
Federal National Mortgage
   Association                                 17,560        850,563        2.4%
====================================================================================
NETWORKING - 0.8%
------------------------------------------------------------------------------------
Cisco Systems, Inc.*                            3,500        287,109        0.8%
====================================================================================
OFFSHORE DRILLING - 1.1%
------------------------------------------------------------------------------------
Global Marine, Inc.*                           12,200        379,725        1.1%
====================================================================================
OIL FIELD SERVICES - 3.7%
------------------------------------------------------------------------------------
Schlumberger Ltd.                              15,100      1,321,250        3.7%
====================================================================================
OIL REFINING - 0.7%
------------------------------------------------------------------------------------
Tosco Corp.                                     7,150        235,950        0.7%
====================================================================================
OUTPATIENT HOME CARE - 1.2%
------------------------------------------------------------------------------------
Healthsouth Corp.*                             17,200        439,675        1.2%
====================================================================================
SPECIALTY CHAINS - 3.4%
------------------------------------------------------------------------------------
CVS Corp.                                       7,400        453,713        1.3%
Kohls Corp.*                                    8,650        580,631        1.6%
Walgreen Co.                                    6,600        185,625        0.5%
------------------------------------------------------------------------------------
         Total Specialty Chains                            1,219,969        3.4%

P-I-C                           STATEMENT OF NET ASSETS
BALANCED                        as of October 31, 1997
PORTFOLIO

=============================================================================================
                                                                                Percentage of
EQUITY SECURITIES, CONTINUED                          Shares           Value      Net Assets
---------------------------------------------------------------------------------------------
SUPERMARKETS - 1.3%
---------------------------------------------------------------------------------------------
Safeway, Inc.*                                         8,000       $  465,000        1.3%
=============================================================================================
TELECOMMUNICATIONS - 7.1%
---------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                          5,950          197,094        0.6%
L.M. Ericsson Telephone Co., ADR                      22,650        1,002,263        2.8%
Lucent Technologies, Inc.                             13,600        1,121,150        3.2%
Tellabs, Inc.*                                         3,300          178,200        0.5%
---------------------------------------------------------------------------------------------
         Total Telecommunications                                   2,498,707        7.1%
=============================================================================================
TELEPHONE - 2.2%
---------------------------------------------------------------------------------------------
Worldcom, Inc.*                                       23,800          800,275        2.2%

=============================================================================================
         Total Equity Securities (Cost $20,095,926)                24,750,727       69.9%

=============================================================================================
FIXED INCOME SECURITIES - 26.7%
---------------------------------------------------------------------------------------------
CORPORATE BONDS - 8.0%                          Principal Amount
---------------------------------------------------------------------------------------------
Associates Corp. N.A.,
   6.375%, 8/15/2000                                $425,000          428,187        1.2%
Ford Motor Credit Corp.,
   7.250%, 5/15/1999                                 275,000          280,844        0.8%
Hanson PLC,
   7.375%, 1/15/2003                                 375,000          392,344        1.1%
Hertz Corp., 6.000%, 1/15/2003                       100,000           98,625        0.3%
Household Bank, 6.500%, 7/15/2003                    300,000          301,500        0.9%
International Lease Finance,
   6.750%, 7/5/2000                                  375,000          381,094        1.1%
Lehman Brothers Holdings,
   7.110%, 9/27/1999                                 400,000          407,500        1.2%
Norwest Financial, Inc.,
   6.375%, 9/15/2002                                 500,000          505,000        1.4%
---------------------------------------------------------------------------------------------
       Total Corporate Bonds (Cost $2,768,336)                      2,795,094        8.0%

P-I-C                           STATEMENT OF NET ASSETS
BALANCED                        as of October 31, 1997
PORTFOLIO

=============================================================================================
                                                   Principal                   Percentage of
FIXED INCOME SECURITIES, CONTINUED                  Amount            Value      Net Assets
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 18.7%
---------------------------------------------------------------------------------------------
U.S. Treasury Bond,
   12.000%, 8/15/2013                             $1,775,000       $2,598,689        7.3%
U.S. Treasury Bond,
   7.875%, 2/15/2021                                 270,000          323,409        0.9%
U.S. Treasury Bond,
   7.250%, 8/15/2022                                 375,000          422,407        1.2%
U.S. Treasury Note,
   7.750%, 1/31/2000                                 750,000          782,025        2.2%
U.S. Treasury Note,
   7.500%, 11/15/2001                                175,000          185,750        0.5%
U.S. Treasury Note,
   6.250%, 2/15/2003                                 775,000          790,585        2.2%
U.S. Treasury Note,
   7.875%, 1/15/2004                               1,400,000        1,559,796        4.4%
---------------------------------------------------------------------------------------------
         Total U.S. Treasury Obligations
         (Cost $6,440,333)                                          6,662,661       18.7%
=============================================================================================
SHORT-TERM INVESTMENTS - 2.2%
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.2%
---------------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
   Agreement, 5.29%, dated 10/31/1997,
   due 11/3/1997 (collateralized by $785,563
   U.S. Treasury Note, 3.63%, due 7/15/2002)
   (Cost $761,500)                                   761,500          761,500        2.2%
---------------------------------------------------------------------------------------------
         Total Investments (Cost $30,066,095)                      34,969,982       98.8%

P-I-C                           STATEMENT OF NET ASSETS
BALANCED                        as of October 31, 1997
PORTFOLIO

================================================================================
                                                                   Percentage of
OTHER ASSETS - 2.7%                                     Value        Net Assets
--------------------------------------------------------------------------------
Cash                                                $         7
Receivables:
   Dividends and interest                               187,465
   Investment securities sold                           754,213
   Shares of beneficial interest sold                    28,168
Other assets                                              1,208
--------------------------------------------------------------------------------
         Total other assets                             971,061          2.7%
================================================================================
LIABILITIES - (1.5%)
--------------------------------------------------------------------------------
Payables:
   Investment securities purchased                      505,230
   To Advisor (Note 3)                                   14,957
   Deferred Trustees' compensation (Note 3)               4,776
Accrued expenses                                         32,552
--------------------------------------------------------------------------------
         Total liabilities                              557,515         (1.5%)
================================================================================
TOTAL NET ASSETS - 100.0%                           $35,383,528        100.0%
--------------------------------------------------------------------------------
*Non-income producing security.





See Notes to Financial Statements.

P-I-C
GROWTH                          STATEMENT OF NET ASSETS
PORTFOLIO                       as of October 31, 1997

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 94.4%                   Shares        Value      Net Assets
--------------------------------------------------------------------------------
BANKS - 2.4%
--------------------------------------------------------------------------------
State Street Corp.                          33,900     $1,889,925        2.3%
Synovus Financial Corp.                      2,784         60,552        0.1%
--------------------------------------------------------------------------------
         Total Banks                                    1,950,477        2.4%
================================================================================
BEVERAGE/FOOD - 0.7%
--------------------------------------------------------------------------------
PepsiCo., Inc.                              13,500        496,969        0.6%
Tricon Global Restaurants, Inc.*             1,350         40,922        0.1%
--------------------------------------------------------------------------------
         Total Beverage/Food                              537,891        0.7%
================================================================================
BUSINESS INFORMATION SERVICES - 1.2%
--------------------------------------------------------------------------------
Paychex, Inc.                               26,089        994,643        1.2%
================================================================================
BUSINESS SERVICES - 0.7%
--------------------------------------------------------------------------------
Danka Business Systems PLC, ADR             15,679        580,123        0.7%
================================================================================
COMPUTER SERVICES - 0.7%
--------------------------------------------------------------------------------
Sungard Data Systems, Inc.*                 23,300        550,462        0.7%
================================================================================
COMPUTER SOFTWARE - 6.8%
--------------------------------------------------------------------------------
Microsoft Corp.*                            43,156      5,610,280        6.8%
================================================================================
COSMETICS AND SOAPS - 2.1%
--------------------------------------------------------------------------------
The Gillette Company                        19,259      1,715,255        2.1%
================================================================================
CREDIT AND FINANCE - 7.1%
--------------------------------------------------------------------------------
Associates First Capital Corp.              20,030      1,274,409        1.6%
Household International, Inc.               13,700      1,551,525        1.9%
MBNA Corporation                           111,382      2,930,739        3.6%
--------------------------------------------------------------------------------
         Total Credit and Finance                       5,756,673        7.1%

P - I - C
 GROWTH           STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

====================================================================================================
                                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                            Shares       Value              Net Assets
----------------------------------------------------------------------------------------------------
DISCOUNT - 3.9%
----------------------------------------------------------------------------------------------------
Costco Companies, Inc.*                                 37,100       $1,428,350           1.8%
Dollar General Corp.                                    52,750        1,744,047           2.1%
----------------------------------------------------------------------------------------------------
         Total Discount                                               3,172,397           3.9%
====================================================================================================
DIVERSIFIED - 2.6%
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                 55,760        2,104,940           2.6%
====================================================================================================
DRUGS - 16.8%
----------------------------------------------------------------------------------------------------
Elan Corp., PLC ADR*                                    29,657        1,479,143           1.8%
Lilly (Eli) & Co.                                       74,870        5,006,931           6.1%
Pfizer, Inc.                                            38,684        2,736,893           3.3%
Warner-Lambert Co.                                      32,300        4,624,956           5.6%
----------------------------------------------------------------------------------------------------
         Total Drugs                                                 13,847,923          16.8%
====================================================================================================
ELECTRICAL COMPONENTS/SEMICONDUCTORS - 2.6%
----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                 20,400        2,176,425           2.6%
====================================================================================================
ELECTRICAL EQUIPMENT/PERIPHERY - 5.5%
----------------------------------------------------------------------------------------------------
Compaq Computer, Inc.                                   47,000        2,996,250           3.6%
Dell Computer Corp.*                                    19,400        1,554,425           1.9%
----------------------------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery                         4,550,675           5.5%
====================================================================================================
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
----------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                              23,942          618,003           0.8%
====================================================================================================
INSURANCE - 4.0%
----------------------------------------------------------------------------------------------------
American International Group, Inc.                      20,018        2,043,087           2.5%
MGIC Investment Corp.                                   20,938        1,262,823           1.5%
----------------------------------------------------------------------------------------------------
         Total Insurance                                              3,305,910           4.0%

P - I - C
 GROWTH           STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

===========================================================================================
                                                                              Percentage of
EQUITY SECURITIES, CONTINUED                   Shares       Value              Net Assets
-------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS - 3.3%
-------------------------------------------------------------------------------------------
Medtronic, Inc.                                61,704       $2,684,125          3.3%
===========================================================================================
MISCELLANEOUS - 1.4%
-------------------------------------------------------------------------------------------
AES Corp.*                                     29,250        1,159,031          1.4%
===========================================================================================
MORTGAGE AND RELATED SERVICES - 3.2%
-------------------------------------------------------------------------------------------
Federal National Mortgage
   Association                                 54,819        2,655,295          3.2%
===========================================================================================
NETWORKING - 1.1%
-------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                           11,000          902,344          1.1%
===========================================================================================
OFFSHORE DRILLING - 1.3%
-------------------------------------------------------------------------------------------
Global Marine, Inc.*                           34,200        1,064,475          1.3%
===========================================================================================
OIL FIELD SERVICES - 5.1%
-------------------------------------------------------------------------------------------
Schlumberger Ltd.                              47,900        4,191,250          5.1%
===========================================================================================
OIL REFINING - 0.9%
Tosco Corp.                                    23,575          777,975          0.9%
===========================================================================================
OUTPATIENT - HOME CARE - 1.7%
-------------------------------------------------------------------------------------------
Healthsouth Corp.*                             55,730        1,424,598          1.7%
===========================================================================================
SPECIALTY - 4.4%
-------------------------------------------------------------------------------------------
CVS Corp.                                      23,000        1,410,188          1.7%
Kohls Corp.*                                   27,479        1,844,528          2.2%
Walgreen Co.                                   13,600          382,500          0.5%
-------------------------------------------------------------------------------------------
         Total Specialty                                     3,637,216          4.4%

P - I - C
 GROWTH           STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

========================================================================================================
                                                                                          Percentage of
EQUITY SECURITIES, CONTINUED                                  Shares       Value            Net Assets
--------------------------------------------------------------------------------------------------------
SUPERMARKETS - 1.8%
--------------------------------------------------------------------------------------------------------
Safeway, Inc.*                                                25,975       $1,509,797         1.8%
========================================================================================================
TELECOMMUNICATIONS - 9.2%
--------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                 18,982          628,779         0.7%
Ericsson,(L.M.) Telephone Co., ADR                            66,040        2,922,270         3.6%
Lucent Technologies, Inc.                                     41,950        3,458,253         4.2%
Tellabs, Inc.*                                                10,400          561,600         0.7%
--------------------------------------------------------------------------------------------------------
         Total Telecommunications                                           7,570,902         9.2%
========================================================================================================
TELEPHONE - 3.1%
--------------------------------------------------------------------------------------------------------
Worldcom, Inc.*                                               74,850        2,516,830         3.1%
--------------------------------------------------------------------------------------------------------
         Total Equity Securities (Cost $57,140,416)                        77,565,915        94.4%

==============================================================================================
SHORT-TERM INVESTMENTS - 4.7%
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.7%                       Principal Amount
----------------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.29%, dated 10/31/1997,
due 11/3/1997 (collateralized by
$3,953,818 U.S. Treasury Note, 3.63%,
due 7/15/2002) (Cost $3,831,800)                    $ 3,831,800         3,831,800        4.7%
----------------------------------------------------------------------------------------------
         Total Investments (Cost $60,972,216)                          81,397,715       99.1%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

====================================================================================
                                                                      Percentage of
                                                          Value        Net Assets
OTHER ASSETS - 1.1%
------------------------------------------------------------------------------------
Cash                                                   $    15,337
Receivables:
   Investment securities sold                              742,997
   Shares of beneficial interest sold                       61,591
   Dividends and interest                                   27,637
Other assets                                                23,317
------------------------------------------------------------------------------------
         Total other assets                                870,879         1.1%
====================================================================================
LIABILITIES - (0.2%)
------------------------------------------------------------------------------------
Payables:
   Shares of beneficial interest redeemed                      553
   To Advisor (Note 3)                                      54,526
   Deferred Trustees' compensation (Note 3)                 21,512
Accrued expenses                                            47,323
------------------------------------------------------------------------------------
         Total liabilities                                 123,914        (0.2%)
====================================================================================
TOTAL NET ASSETS - 100.0%                              $82,144,680       100.0%
------------------------------------------------------------------------------------

*Non-income producing security.

See Notes to Financial Statements.

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

==============================================================================================
                                                                                Percentage of
EQUITY SECURITIES - 98.5%                           Shares       Value            Net Assets
----------------------------------------------------------------------------------------------
AIR FREIGHT .. 0.8%
----------------------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.*                            34,900       $1,055,725          0.8%
==============================================================================================
AIRLINES .. 0.3%
----------------------------------------------------------------------------------------------
Ryanair Holdings PLC*                                  18,800          470,000          0.3%
==============================================================================================
APPAREL AND SHOES .. 1.7%
----------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                               32,400          842,400          0.6%
Coldwater Creek, Inc.*                                 24,500          710,500          0.5%
Pacific Sunwear of California*                         30,850          852,231          0.6%
----------------------------------------------------------------------------------------------
         Total Apparel and Shoes                                     2,405,131          1.7%
==============================================================================================
AUTO PARTS .. 1.2%
----------------------------------------------------------------------------------------------
Gentex Corp.*                                          48,900        1,198,050          0.9%
Keystone Automotive Industries, Inc.*                  22,000          486,750          0.3%
----------------------------------------------------------------------------------------------
         Total Auto Parts                                            1,684,800          1.2%
==============================================================================================
BANKS .. 0.9%
----------------------------------------------------------------------------------------------
Hamilton Bancorp., Inc.*                               39,900        1,216,950          0.9%
==============================================================================================
BEVERAGE/FOOD .. 0.3%
----------------------------------------------------------------------------------------------
Fine Host Corp.*                                       14,500          406,000          0.3%
==============================================================================================
BIOTECHNOLOGY .. 0.6%
----------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.*                           9,600          772,800          0.6%
==============================================================================================
BUILDER .. 0.5%
----------------------------------------------------------------------------------------------
Palm Harbor Homes, Inc.*                               25,443          680,600          0.5%
==============================================================================================
BUSINESS INFORMATION SERVICES .. 1.0%
----------------------------------------------------------------------------------------------
Gartner Group, Inc.*                                   39,200        1,107,400          0.8%
Intelliquest Information Group, Inc.*                  15,900          270,300          0.2%
----------------------------------------------------------------------------------------------
         Total Business Information Services                         1,377,700          1.0%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

                                                                            Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value            Net Assets
------------------------------------------------------------------------------------------
BUSINESS SERVICES .. 8.3%
------------------------------------------------------------------------------------------
ABR Information Services, Inc.*                  10,000      $   235,000        0.2%
Accustaff Inc.*                                  91,268        2,606,842        1.9%
Casella Waste Systems, Inc. - Class A*           15,100          334,087        0.2%
Corrections Corp.*                               32,600          994,300        0.7%
Elbit Vision Systems, Inc.*                      26,600          329,175        0.2%
Forrester Research, Inc.*                        19,400          500,762        0.4%
Lason Holdings, Inc.*                            25,400          655,637        0.5%
MedQuist, Inc.*                                  23,300          567,937        0.4%
NCO Grupo, Inc.*                                 20,100          723,600        0.5%
Personnel Group of America, Inc.*                39,800        1,380,562        1.0%
Romac International, Inc.*                       61,700        1,234,000        0.9%
Staffmark, Inc.*                                 27,800          861,800        0.6%
Superior Consultant Holdings Corp.*               7,500          232,500        0.2%
TMP Worldwide, Inc.*                             45,900          975,375        0.6%
------------------------------------------------------------------------------------------
         Total Business Services                              11,631,577        8.3%
==========================================================================================
COMPUTER SERVICES .. 8.4%
------------------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.*             26,900          981,850        0.7%
Cerner Corp.*                                    45,900        1,113,075        0.8%
CSG Systems International, Inc.*                 31,700        1,242,244        0.9%
Daou Systems, Inc.*                              42,900        1,131,487        0.8%
Envoy Corp.*                                     26,800          750,400        0.5%
Fiserv, Inc.*                                    54,300        2,429,925        1.7%
Intelligroup, Inc.*                              27,100          501,350        0.4%
Lycos, Inc.*                                     25,800          674,025        0.5%
Premiere Technologies, Inc.*                     46,400        1,577,600        1.1%
RWD Technologies, Inc.*                          19,800          445,500        0.3%
Security Dynamics Technologies, Inc.*            12,100          409,887        0.3%
Technology Solutions, Inc.*                      12,600          396,900        0.4%
------------------------------------------------------------------------------------------
         Total Computer Services                              11,654,243        8.4%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

                                                                            Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value            Net Assets
------------------------------------------------------------------------------------------
COMPUTER SOFTWARE .. 11.0%
------------------------------------------------------------------------------------------
Access Health Market*                            46,200       $1,605,450         1.1%
Axent Technologies, Inc.*                        46,100        1,077,587         0.8%
CBT Group, PLC-ADR*                               9,200          706,100         0.5%
Electronics For Imaging, Inc.*                   68,100        3,183,675         2.2%
HNC Software, Inc.*                              36,800        1,361,600         1.0%
JDA Software Group, Inc.*                        52,600        1,643,750         1.2%
Pegasystems, Inc.*                               38,100          695,325         0.5%
Siebel Systems, Inc.*                            26,000        1,049,750         0.8%
Simulated Sciences, Inc.*                        22,900          417,925         0.3%
Transaction Systems Architects, Inc.,
   Class A*                                      59,700        2,335,762         1.6%
Wind River Systems, Inc.*                        21,550          826,981         0.6%
Xionics Document Technologies, Inc.*             32,300          492,575         0.4%
------------------------------------------------------------------------------------------
         Total Computer Software                              15,396,480        11.0%
==========================================================================================
COSMETICS AND SOAPS .. 1.1%
------------------------------------------------------------------------------------------
Rexall Sundown*                                  68,400        1,496,250         1.1%
==========================================================================================
CREDIT AND FINANCE .. 1.4%
------------------------------------------------------------------------------------------
Sirrom Capital Corp.                             39,500        1,989,812         1.4%
==========================================================================================
DISCOUNT CHAINS .. 3.8%
------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                       132,200        5,354,100         3.8%
==========================================================================================
DRUGS .. 5.0%
------------------------------------------------------------------------------------------
Arqule, Inc.*                                    26,500          569,750         0.4%
Atrix Laboratories, Inc.*                        28,100          530,387         0.4%
Dura Pharmaceuticals, Inc.*                      45,400        2,196,225         1.6%
Jones Medical Industries, Inc.                   38,875        1,171,109         0.8%
Kos Pharmaceuticals, Inc.*                       32,000        1,144,000         0.8%
Medicis Pharmaceutical Corp., Class A*           27,600        1,328,250         1.0%
------------------------------------------------------------------------------------------
         Total Drugs                                           6,939,721         5.0%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

                                                                               Percentage of
EQUITY SECURITIES, CONTINUED                       Shares       Value            Net Assets
---------------------------------------------------------------------------------------------
EDUCATIONAL PROGRAMS .. 4.4%
---------------------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                          53,394       $2,255,896        1.6%
Edutrek International, Inc., Class A*                  5,000          122,500        0.1%
Learning Tree International, Inc.*                    26,300          913,925        0.7%
Sylvan Learning Systems, Inc.*                        66,100        2,784,462        2.0%
---------------------------------------------------------------------------------------------
         Total Educational Programs                                 6,076,783        4.4%
=============================================================================================
ELECTRONICS .. 1.6%
---------------------------------------------------------------------------------------------
Anicom, Inc.*                                         34,300          531,650        0.4%
DBT Online, Inc.*                                     21,800          600,863        0.4%
Littlefuse, Inc.*                                     23,900          731,938        0.5%
Power-One, Inc.*                                      22,800          424,650        0.3%
---------------------------------------------------------------------------------------------
         Total Electronics                                          2,289,101        1.6%
=============================================================================================
ELECTRICAL COMPONENTS/SEMICONDUCTOR .. 4.2%
---------------------------------------------------------------------------------------------
Anadigics, Inc.*                                      35,100        1,298,700        0.9%
Etec Systems, Inc.*                                   11,900          531,038        0.4%
Helix Technology Corp.                                 6,500          292,500        0.2%
Sawtek, Inc.*                                         30,200        1,026,800        0.7%
Unitrode Corp.*                                       16,300          437,044        0.3%
Vitesse Semiconductor Corp.*                          56,350        2,444,181        1.7%
---------------------------------------------------------------------------------------------
         Total Electrical Components/
            Semiconductor                                           6,030,263        4.2%
=============================================================================================
ELECTRICAL EQUIPMENT/PERIPHERY .. 1.5%
---------------------------------------------------------------------------------------------
Computer Products, Inc.*                              19,700          536,825        0.4%
Level One Communications, Inc.*                       13,250          596,250        0.4%
PMC-Sierra, Inc.*                                     22,700          598,713        0.4%
Semtech Corp.*                                         8,600          400,438        0.3%
---------------------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery                       2,132,226        1.5%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

                                                                            Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value            Net Assets
------------------------------------------------------------------------------------------
ELECTRICAL PRODUCTS .. 0.4%
------------------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.*              24,500       $  493,063        0.4%
==========================================================================================
ENTERTAINMENT AND LEISURE ..2.8%
------------------------------------------------------------------------------------------
Fairfield Communities, Inc.*                       62,400        2,741,700        2.0%
Suburban Lodges of America*                        45,800        1,133,550        0.8%
------------------------------------------------------------------------------------------
         Total Entertainment and Leisure                         3,875,250        2.8%
==========================================================================================
FINANCIAL SERVICES .. 3.2%
------------------------------------------------------------------------------------------
BA Merchant Services, Inc.*                        30,400          454,100        0.3%
Concord EFS, Inc.*                                 33,200          985,625        0.7%
PMT Services, Inc.*                               129,000        2,080,125        1.5%
Pre-Paid Legal Services, Inc.*                     34,400        1,040,600        0.7%
------------------------------------------------------------------------------------------
         Total Financial Services                                4,560,450        3.2%
==========================================================================================
FOOD AND RESTAURANTS .. 0.4%
------------------------------------------------------------------------------------------
Dave & Buster's, Inc.*                             22,000          577,500        0.4%
==========================================================================================
HOSPITALS .. 0.3%
------------------------------------------------------------------------------------------
Assisted Living Concepts, Inc.*                    21,100          432,550        0.3%
==========================================================================================
INSURANCE .. 1.3%
------------------------------------------------------------------------------------------
Enhance Financial Services Group, Inc.             13,600          718,250        0.5%
HCC Insurance Holdings, Inc.                       47,650        1,113,819        0.8%
------------------------------------------------------------------------------------------
         Total Insurance                                         1,832,069        1.3%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

                                                                          Percentage of
EQUITY SECURITIES, CONTINUED                  Shares       Value            Net Assets
----------------------------------------------------------------------------------------
MEDICAL/DENTAL PRODUCTS .. 2.1%
----------------------------------------------------------------------------------------
Henry Schein, Inc.*                              20,800      $   683,800        0.5%
Medimmune, Inc.*                                  4,100          163,488        0.1%
Ocular Sciences, Inc.*                           21,000          462,000        0.3%
Safeskin Corp.*                                  37,700        1,710,638        1.2%
----------------------------------------------------------------------------------------
         Total Medical/Dental Products                         3,019,926        2.1%
========================================================================================
MEDICAL/DENTAL SERVICES .. 9.8%
----------------------------------------------------------------------------------------
Boron Lepore & Associates*                       21,400          521,625        0.4%
Centennial Healthcare Corp.*                     24,800          514,600        0.4%
Coast Dental Services, Inc.*                     14,500          382,438        0.3%
Concentra Managed Care, Inc.*                    62,300        2,032,538        1.5%
Minimed, Inc.*                                   12,900          503,100        0.4%
National Research Corp.*                          8,400          170,100        0.1%
Omnicare, Inc.                                   42,500        1,182,031        0.6%
Orthodontic Centers of America, Inc.*            77,000        1,333,063        1.0%
Paraxel International Corp.*                     44,800        1,618,400        1.2%
Quintiles Transnational Corp.*                   38,000        2,755,000        2.0%
Renal Care Group, Inc.*                          42,450        1,422,075        1.0%
Total Renal Care Holdings, Inc.*                 39,333        1,211,948        0.9%
----------------------------------------------------------------------------------------
         Total Medical/Dental Services                        13,646,918        9.8%
========================================================================================
MORTGAGE AND RELATED SERVICES .. 0.4%
----------------------------------------------------------------------------------------
ContiFinancial Corp.*                            18,500          526,094        0.4%
========================================================================================
OIL FIELD SERVICES .. 4.0%
----------------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                            6,000          664,500        0.5%
Global Industries, Ltd.*                         68,200        1,372,525        1.0%
Parker Drilling Co.*                            141,900        2,101,894        1.5%
Patterson Energy, Inc.*                          25,800        1,444,800        1.0%
----------------------------------------------------------------------------------------
         Total Oil Field Services                              5,583,719        4.0%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

                                                                                     Percentage of
EQUITY SECURITIES, CONTINUED                             Shares       Value            Net Assets
---------------------------------------------------------------------------------------------------
Oil and Gas, U.S. Exploration/Production .. 0.5%
---------------------------------------------------------------------------------------------------
UTI Energy Corp.*                                          15,700          700,613        0.5%
===================================================================================================
Pollution Control .. 2.0%
---------------------------------------------------------------------------------------------------
American Disposal Services, Inc.*                          20,300          715,575        0.5%
Newpark Resources, Inc.*                                   51,100        2,120,650        1.5%
---------------------------------------------------------------------------------------------------
         Total Pollution Control                                         2,836,225        2.0%
===================================================================================================
Real Estate Investment Trust .. 0.8%
---------------------------------------------------------------------------------------------------
Imperial Credit Commercial Mortgage
   Investment Corp.*                                       25,100       $  414,150        0.3%
Lasalle Partners, Inc.*                                    17,900          654,469        0.5%
---------------------------------------------------------------------------------------------------
         Total Real Estate Investment Trust                              1,068,619        0.8%
===================================================================================================
Specialty Chains .. 3.9%
---------------------------------------------------------------------------------------------------
CDW Computers Centers, Inc.*                               12,100          750,200        0.5%
Fastenal Co.                                               39,200        1,920,800        1.4%
Guitar Center, Inc.*                                       44,500          967,875        0.7%
Hibbett Sporting Goods, Inc.*                              39,900        1,107,225        0.8%
Starbucks Corp.*                                           22,800          752,400        0.5%
---------------------------------------------------------------------------------------------------
         Total Specialty Chains                                          5,498,500        3.9%
===================================================================================================
Telecommunications .. 6.7%
---------------------------------------------------------------------------------------------------
Advanced Fibre Communications*                             46,700        1,357,219        1.0%
Davox Corp.*                                               41,100        1,469,325        1.1%
MRV Communications, Inc.*                                  62,600        1,831,050        1.3%
P-Com, Inc.*                                               68,300        1,374,538        1.0%
REMEC, Inc.*                                               52,650        1,335,994        1.0%
Tel-Save Holdings, Inc.*                                   83,000        1,784,500        1.3%
---------------------------------------------------------------------------------------------------
         Total Telecommunications                                        9,152,626        6.7%

P - I - C
SMALLCAP.         STATEMENT OF NET ASSETS
PORTFOLIO         as of October 31, 1997

EQUITY SECURITIES, CONTINUED                               Shares            Value
---------------------------------------------------------------------------------------------------------
Telephone .. 0.5%
---------------------------------------------------------------------------------------------------------
McLeod USA, Inc.*                                               18,100           671,963         0.5%
=========================================================================================================
Textiles and Shoes .. 1.4%
---------------------------------------------------------------------------------------------------------
Novel Denim Holdings Ltd.*                                      37,600           761,400         0.5%
St. John Knits, Inc.                                            32,300         1,298,056         0.9%
---------------------------------------------------------------------------------------------------------
         Total Textiles and Shoes                                              2,059,456         1.4%
---------------------------------------------------------------------------------------------------------
         Total Equity Securities (Cost $127,484,556)                         137,595,803        98.5%

=========================================================================================================
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement .. 1.2%                                   Principal Amount
Lehman Brothers On-Line Repurchase
Agreement, 5.29%, dated 10/31/1997,
due 11/3/1997 (collateralized by $1,749,490
U.S. Treasury Note, 3.63%, due 7/15/2002)
(Cost $1,695,900)                                           $1,695,900       $ 1,695,900         1.2%
         Total Investments
         (Cost $129,180,456)                                                 139,291,703        99.7%

P-I-C                    STATEMENT OF NET ASSETS
SMALL CAP                as of October 31, 1997
PORTFOLIO
================================================================================

-----------------------------------------------------------------------------------
                                                                      Percentage of
OTHER ASSETS - 1.3%                                           Value    Net Assets
===================================================================================
Cash                                                         $    90
Receivables:
   Investment securities sold                              1,649,007
   Shares of beneficial interest sold                         70,242
   Dividends and interest                                     21,402
Prepaid insurance                                              3,261
Deferred organization costs                                   10,000
Other assets                                                  13,254
-----------------------------------------------------------------------------------
         Total other assets                                1,767,256       1.3%
===================================================================================
LIABILITIES - (1.0%)
-----------------------------------------------------------------------------------
Payables:
   Investment securities purchased                         1,246,031
   To Advisor (Note 3)                                        81,739
   Deferred Trustees' compensation (Note 3)                   21,526
Accrued expenses                                              53,866
-----------------------------------------------------------------------------------
         Total liabilities                                 1,403,162      (1.0%)
===================================================================================
TOTAL NET ASSETS - 100.0%                               $139,655,797      100.0%
-----------------------------------------------------------------------------------

*Non-income producing security.

See Notes to Financial Statements.

P-I-C               STATEMENTS OF OPERATIONS
BALANCED            Year ended October 31, 1997
GROWTH
SMALL CAP
PORTFOLIOS
================================================================================

                                           BALANCED        GROWTH       SMALL CAP.
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
==================================================================================
INVESTMENT INCOME
----------------------------------------------------------------------------------
Income:
----------------------------------------------------------------------------------
   Dividends                               $ 116,007     $ 644,385      $ 115,763
   Interest                                  434,279       269,728        856,522
----------------------------------------------------------------------------------
   Total income                              550,286       914,113        972,285
===================================================================================


Expenses:
----------------------------------------------------------------------------------
   Investment advisory fee (Note 3)          153,518       838,058      1,525,768
   Administration fee                         25,586       103,757        190,721
   Accounting services fee                    65,907        66,987         88,237
   Custodian fee                              22,822        32,876         65,049
   Audit fee                                  12,301        24,302         16,301
   Trustees' fees                              3,506        17,502         17,810
   Legal fees                                  4,000         5,001          7,500
   Amortization of organization costs          4,538         5,010         10,001
   Miscellaneous                               4,202         2,083         10,702
----------------------------------------------------------------------------------
   Total expenses                            296,380     1,095,576      1,932,089
   Less, waiver by Advisor (Note 3)          (91,689)      (48,003)       (24,879)
----------------------------------------------------------------------------------
   Net expenses                              204,691     1,047,573      1,907,210
==================================================================================
Net investment income (loss)                 345,595      (133,460)      (934,925)
==================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------
   Net realized gain on investments        2,294,652    32,161,956     72,084,822
   Change in net unrealized
      appreciation on investments          2,395,337    (7,683,870)   (62,640,291)
----------------------------------------------------------------------------------
Net gain on investments                    4,689,989    24,478,086      9,444,531
==================================================================================
NET INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS                         $5,035,584   $24,344,626     $8,509,606
----------------------------------------------------------------------------------

See Notes to Financial Statements.

P-I-C               STATEMENTS OF CHANGES IN NET ASSETS
BALANCED
GROWTH
SMALL CAP.
PORTFOLIOS

                                                          BALANCED
                                                          PORTFOLIO
================================================================================
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
                                                    Year              Year
                                                    ended             ended
From operations:                                Oct. 31, 1997     Oct. 31, 1996
--------------------------------------------------------------------------------
   Net investment income (loss)                   $ 345,595         $ 161,045
   Net realized gain on investments               2,294,652           955,369
   Change in net unrealized
      appreciation on investments                 2,395,337           375,580
--------------------------------------------------------------------------------
   Net increase (decrease)
      in net assets resulting
      from operations                             5,035,584         1,491,994
================================================================================
Transactions in interests:
   Contributions by Holders                      21,447,800           904,221
   Withdrawals by Holders                        (3,968,315)       (2,068,351)
--------------------------------------------------------------------------------
   Net increase (decrease)
      in net assets from
      transactions in interests                  17,479,485        (1,164,130)

================================================================================
Total increase (decrease) in net assets          22,515,069           327,864

================================================================================
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of year                                12,868,459        12,540,595

--------------------------------------------------------------------------------
End of year                                     $35,383,528       $12,868,459
--------------------------------------------------------------------------------


See Notes to Financial Statements.


           GROWTH                                       SMALL CAP.
          PORTFOLIO                                      PORTFOLIO
================================================================================

--------------------------------------------------------------------------------
    Year             Year                          Year             Year
    ended            ended                         ended            ended
Oct. 31, 1997    Oct. 31, 1996                 Oct. 31, 1997    Oct. 31, 1996
--------------------------------------------------------------------------------
  $ (133,460)      $  (34,806)                  $  (934,925)    $ (1,037,169)
  32,161,956       17,614,277                    72,084,822       14,963,528

  (7,683,870)     (28,383,014)                  (62,640,291)      18,982,622
--------------------------------------------------------------------------------

  24,344,626      (10,803,543)                    8,509,606       32,908,981

================================================================================

  17,478,857       19,462,190                   164,160,467       57,035,094
 (75,778,332)    (122,401,366)                 (234,314,952)     (18,975,416)
--------------------------------------------------------------------------------

 (58,299,475)    (102,939,176)                  (70,154,485)      38,059,678
================================================================================

 (33,954,849)    (113,742,719)                  (61,644,879)      70,968,659
================================================================================

--------------------------------------------------------------------------------
 116,099,529      229,842,248                   201,300,676      130,332,017
--------------------------------------------------------------------------------
 $82,144,680     $116,099,529                  $139,655,797     $201,300,676
--------------------------------------------------------------------------------

P-I-C               SELECTED RATIO DATA
BALANCED
GROWTH
SMALL CAP.
PORTFOLIOS

                                                       BALANCED PORTFOLIO
===============================================================================================================
                                      Year            Year            Year            Year            Year
                                      ended           ended           ended           ended           ended
                                  Oct. 31, 1997   Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994   Oct. 31, 1993
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:++
   Operating expenses                  0.80%           0.80%           0.80%           0.80%           0.80%
   Net investment income               1.35%           1.30%           1.57%           1.63%           2.05%

Portfolio turnover rate              104.50%          54.24%         106.50%         116.63%          92.65%

Average commission rate
   paid per share**                 $0.0376         $0.0406             -               -               -

++Net of expense reimbursements equivalent to 0.36%, 0.90%, 0.78%, 1.16% and 4.68% of average net assets, respectively.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.



See Notes to Financial Statements.
42

                                                     GROWTH PORTFOLIO
===============================================================================================================
                                       Year            Year            Year            Year            Year
                                       ended           ended           ended           ended           ended
                                   Oct. 31, 1997   Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994   Oct. 31, 1993
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
Operating expenses                     1.00%           1.00%           1.00%            1.00%           1.00%
Net investment (loss) income          (0.13%)         (0.04%)          0.08%            0.10%           0.17%

Portfolio turnover rate               67.54%          64.09%          54.89%           68.26%          43.20%

Average commission rate
   paid per share**                 $0.0416         $0.0440             -                -               -


**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

#Net of expense reimbursements equivalent to 0.05%, 0.04%, 0.01%, 0.01% and 0.09% of average net assets, respectively.

P-I-C               SELECTED RATIO DATA, CONTINUED
BALANCED
GROWTH
SMALL CAP.
PORTFOLIOS


                                                   SMALL CAP. PORTFOLIO
==================================================================================================================
                                     Year            Year            Year            Year        Sept. 30, 1993*
                                     ended           ended           ended           ended           through
                                 Oct. 31, 1997   Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994    Oct. 31, 1993
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
   Operating expenses                1.00%           1.00%           1.00%           1.00%            1.00%+
   Net investment income             (.49%)          (.59%)          (.51%)          (.49%)           (.79%)+

Portfolio turnover rate            151.52%          53.11%          45.45%          63.89%            6.06%

Average commission rate
   paid per share**               $0.0326         $0.0307             -               -                -



*Commencement of operations.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

#Net of expense reimbursements equivalent to 0.01%, 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.


See Notes to Financial Statements.

P-I-C               NOTES TO FINANCIAL STATEMENTS
BALANCED
GROWTH
SMALL CAP.
PORTFOLIOS
================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
P-I-C Balanced and Growth Portfolios were organized on December 11, 1991 and P-I-C Small Cap. Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.


A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Costs. Organization costs of the Portfolios are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on

P-I-C                  NOTES TO FINANCIAL STATEMENTS,
BALANCED               CONTINUED
GROWTH
SMALL CAP.
PORTFOLIOS
================================================================================
         an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICAC also provide management services necessary for the operations of the Portfolios and furnish office facilities.

         PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average net assets, 0.80% from the Small Cap. Portfolio and 0.80% from the Growth Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets, 1.00% for the Small Cap. Portfolio and 1.00% for the Growth Portfolio.

         Fees waived by PIC for the fiscal year ended October 31, 1997 were as follows:


                                            Waived Fees
                                            -----------
         Balanced Portfolio                   $91,689
         Growth Portfolio                      48,003
         Small Cap. Portfolio                  24,879

         ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolios. Fees paid to ICAC for the year ended October 31, 1997 are stated on the respective Portfolios' Statement of Operations.

P-I-C                   NOTES TO FINANCIAL STATEMENTS,
BALANCED                CONTINUED
GROWTH
SMALL CAP.
PORTFOLIOS
================================================================================

      On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.


4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         The aggregate purchases and sales of investment securities, other than short-term obligations, for the year ended October 31, 1997, were as follows:

                                  Purchases           Sales
                                  ---------           -----
Balanced Portfolio              $ 42,426,585      $ 25,220,041
Growth Portfolio                  67,938,440       125,999,278
Small Cap. Portfolio             263,751,802       319,270,773

      The aggregate unrealized appreciation and depreciation of investment securities at October 31, 1997, based on costs for Federal income tax purposes, were as follows:

                                     Tax             Gross              Gross
                                  Costs of         Unrealized         Unrealized
                                 Investments      Appreciation       Depreciation
                                 -----------      ------------       ------------
Balanced Portfolio              $ 30,078,098       $ 5,365,081        $ (473,197)
Growth Portfolio                  61,038,401        21,634,685        (1,275,371)
Small Cap. Portfolio             129,258,249        13,637,236        (3,603,782)

P-I-C                 INDEPENDENT AUDITOR'S REPORT
BALANCED
GROWTH
SMALL CAP.
PORTFOLIOS
================================================================================
To the Board of Trustees of
     and the holders of Interests in,
         P-I-C Balanced Portfolio
         P-I-C Growth Portfolio
         P-I-C Small Cap. Portfolio

We have audited the accompanying statements of net assets of P-I-C Balanced Portfolio, P-I-C Growth Portfolio and P-I-C Small Cap. Portfolio as of October 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and selected ratio data for each of the periods indicated. These financial statements and selected ratio data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and selected ratio data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P-I-C Balanced Portfolio, P-I-C Growth Portfolio and P-I-C Small Cap. Portfolio as of October 31, 1997, the results of their operations, the changes in their net assets and the selected ratio data for the periods indicated, in conformity with generally accepted accounting principles.

                                                     McGladrey & Pullen, LLP


New York, New York
December 5, 1997

[P-I-C                        TRUSTEES AND OFFICERS
PINNACLE
LOGO]
      BALANCED FUND
       GROWTH FUND
SMALL COMPANY GROWTH FUND

================================================================================
TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P-I-C PORTFOLIOS
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - P-I-C  PORTFOLIOS
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP







This report is intended for the information of shareholders of P-I-C Pinnacle Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.